Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	£ 13,230	£ 12,277	[1]	£ 13,298	[1]
Underlying other income	6,192	5,726		5,331
Net income	19,422	18,003		18,629
Operating costs	(11,966)	(11,601)	[1]	(10,823)	[1]
Underlying impairment (charge) credit	(795)	(431)	[1]	(303)	[1]
Profit before tax	6,661	5,971	[1]	7,503	[1]
Loans and advances to customers	481,463	459,857
External assets	944,072	906,697
Customer deposits	496,457	482,745
External liabilities	896,205	860,809
Analysis of underlying other income:
Underlying other income	6,192	5,726		5,331
Other items reflected in income statement above:
Depreciation and amortisation	3,477	3,426		2,905
Defined benefit scheme credit	(37)	(11)		(79)
Non-income statement items:
Investments in joint ventures and associates at end of year	445	542
Gain loss on sale of leased assets net operating leases	10	59		93
Non-current assets or disposal groups classified as held for sale	0	5,122
Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	13,635	12,845		13,765
Underlying other income	6,120	5,597		5,123
Net finance expense in respect of insurance and investment contracts	19,755	18,442		18,888
Operating lease depreciation	(1,454)	(1,325)		(956)
Net income	18,301	17,117		17,932
Operating costs	(9,761)	(9,442)		(9,140)
Remediation	(968)	(899)		(675)
Total costs	(10,729)	(10,341)		(9,815)
Underlying impairment (charge) credit	(795)	(433)		(308)
Profit before tax	6,777	6,343		7,809
External income	19,755	18,442		18,888
External operating lease depreciation	(1,454)	(1,325)		(956)
Inter-segment (expense) income	0	0		0
Loans and advances to customers	481,463	459,857		449,745
External assets	944,072	906,697		881,453
Customer deposits	496,457	482,745		471,396
External liabilities	896,205	860,809		834,088
Analysis of underlying other income:
Underlying other income	6,120	5,597		5,123
Other items reflected in income statement above:
Depreciation and amortisation	3,477	3,426		2,905
Defined benefit scheme credit	(37)	(11)		(79)
Non-income statement items:
Additions to fixed assets	6,323	5,623		5,455
Investments in joint ventures and associates at end of year	445	542		401
Retail £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	9,637	8,930		9,647
Underlying other income	2,636	2,354		2,159
Net finance expense in respect of insurance and investment contracts	12,273	11,284		11,806
Operating lease depreciation	(1,445)	(1,319)		(948)
Net income	10,828	9,965		10,858
Operating costs	(5,807)	(5,566)		(5,469)
Remediation	(931)	(750)		(515)
Total costs	(6,738)	(6,316)		(5,984)
Underlying impairment (charge) credit	(734)	(457)		(831)
Profit before tax	3,356	3,192		4,043
External income	15,383	13,566		12,803
External operating lease depreciation	(1,445)	(1,319)		(948)
Inter-segment (expense) income	(3,110)	(2,282)		(997)
Loans and advances to customers	390,616	372,250		361,181
External assets	404,882	387,322		376,789
Customer deposits	325,169	319,726		308,441
External liabilities	331,244	324,730		313,244
Analysis of underlying other income:
Underlying other income	2,636	2,354		2,159
Other items reflected in income statement above:
Depreciation and amortisation	2,352	2,303		1,927
Defined benefit scheme credit	0	7		53
Non-income statement items:
Additions to fixed assets	4,173	3,485		3,294
Investments in joint ventures and associates at end of year	0	0		0
Consumer lending | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	2,075	1,810		1,553
Analysis of underlying other income:
Underlying other income	2,075	1,810		1,553
Consumer relationships | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	561	544		606
Analysis of underlying other income:
Underlying other income	561	544		606
Commercial Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	3,670	3,434		3,799
Underlying other income	1,825	1,815		1,691
Net finance expense in respect of insurance and investment contracts	5,495	5,249		5,490
Operating lease depreciation	(9)	(6)		(8)
Net income	5,486	5,243		5,482
Operating costs	(2,853)	(2,752)		(2,647)
Remediation	(27)	(104)		(127)
Total costs	(2,880)	(2,856)		(2,774)
Underlying impairment (charge) credit	(60)	14		511
Profit before tax	2,546	2,401		3,219
External income	3,499	3,981		4,570
External operating lease depreciation	(9)	(6)		(8)
Inter-segment (expense) income	1,996	1,268		920
Loans and advances to customers	90,307	87,602		88,606
External assets	147,186	148,548		150,834
Customer deposits	171,063	162,645		162,752
External liabilities	211,175	207,066		204,815
Analysis of underlying other income:
Underlying other income	1,825	1,815		1,691
Other items reflected in income statement above:
Depreciation and amortisation	345	338		410
Defined benefit scheme credit	0	2		21
Non-income statement items:
Additions to fixed assets	242	107		88
Investments in joint ventures and associates at end of year	0	0		0
Business and Commercial Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	543	533		514
Analysis of underlying other income:
Underlying other income	543	533		514
Corporate and Institutional Banking | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	1,282	1,282		1,177
Analysis of underlying other income:
Underlying other income	1,282	1,282		1,177
Insurance, Pensions and Investments £m
Non-income statement items:
Non-current assets or disposal groups classified as held for sale		5,122
Liabilities included in disposal groups classified as held for sale		5,268
Insurance, Pensions and Investments £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	(151)	(136)		(132)
Underlying other income	1,431	1,292		1,209
Net finance expense in respect of insurance and investment contracts	1,280	1,156		1,077
Operating lease depreciation	0	0		0
Net income	1,280	1,156		1,077
Operating costs	(933)	(924)		(880)
Remediation	(15)	(19)		(14)
Total costs	(948)	(943)		(894)
Underlying impairment (charge) credit	(2)	7		7
Profit before tax	330	220		190
External income	1,436	1,292		1,221
External operating lease depreciation	0	0		0
Inter-segment (expense) income	(156)	(136)		(144)
Loans and advances to customers	0	0		0
External assets	218,137	197,309		184,267
Customer deposits	0	0		0
External liabilities	213,520	193,519		179,962
Analysis of underlying other income:
Underlying other income	1,431	1,292		1,209
Other items reflected in income statement above:
Depreciation and amortisation	193	229		201
Defined benefit scheme credit	0	3		6
Non-income statement items:
Additions to fixed assets	57	75		80
Investments in joint ventures and associates at end of year	0	0		0
Life, Pensions and Investments | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	1,018	979		966
Analysis of underlying other income:
Underlying other income	1,018	979		966
General insurance | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	277	229		171
Analysis of underlying other income:
Underlying other income	277	229		171
Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	136	84		72
Analysis of underlying other income:
Underlying other income	136	84		72
Other £m | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying net interest income	479	617		451
Underlying other income	228	136		64
Net finance expense in respect of insurance and investment contracts	707	753		515
Operating lease depreciation	0	0		0
Net income	707	753		515
Operating costs	(168)	(200)		(144)
Remediation	5	(26)		(19)
Total costs	(163)	(226)		(163)
Underlying impairment (charge) credit	1	3		5
Profit before tax	545	530		357
External income	(563)	(397)		294
External operating lease depreciation	0	0		0
Inter-segment (expense) income	1,270	1,150		221
Loans and advances to customers	540	5		(42)
External assets	173,867	173,518		169,563
Customer deposits	225	374		203
External liabilities	140,266	135,494		136,067
Analysis of underlying other income:
Underlying other income	228	136		64
Other items reflected in income statement above:
Depreciation and amortisation	587	556		367
Defined benefit scheme credit	(37)	(23)		(159)
Non-income statement items:
Additions to fixed assets	1,851	1,956		1,993
Investments in joint ventures and associates at end of year	445	542		401
Venture capital | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	462	457		448
Analysis of underlying other income:
Underlying other income	462	457		448
Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	(234)	(321)		(384)
Analysis of underlying other income:
Underlying other income	(234)	(321)		(384)
Other | Underlying Basis
SEGMENTAL ANALYSIS (Details) - Schedule of Operating Segments [Line Items]
Underlying other income	(98)	(237)		(312)
Analysis of underlying other income:
Underlying other income	£ (98)	£ (237)		£ (312)

[1]	[1]Comparative periods have been represented for presentational changes. See note 1.